Components of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable [Abstract]
Trade	$ 305,141	$ 297,329
Accrued trade	29,363	25,446
Prepaids and other	86,923	91,150
Trade and other current receivables	$ 421,427	$ 413,925